Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Components of Long-Term Debt
The components of the Company’s long-term debt were as follows:

	December 31, 2022				January 1, 2022
	Principal Balance	Unamortized Deferred Financing Costs	Unamortized Debt Discount	Effective Rate (1)	Principal Balance	Unamortized Deferred Financing Costs	Unamortized Debt Discount	Effective Rate (1)
Revolving Credit Facility due April 13, 2026	$—	$—	$—	0.00%	$—	$—	$—	2.61%
Term Loan Facility due April 13, 2028	945,000	5,821	12,064	5.85%	945,000	6,930	14,362	4.48%
Senior Secured Notes due April 15, 2029	500,000	4,831	—	4.70%	500,000	5,604	—	4.70%

Total	$1,445,000	$10,652	$12,064	5.45%	$1,445,000	$12,534	$14,362	5.15%
Less: Current portion	—				—
Unamortized deferred financing costs	10,652				12,534
Unamortized debt discount	12,064				14,362

Total long-term debt	$1,422,284				$1,418,104

(1)	Includes amortization of deferred financing costs and debt discount.

Schedule of Maturities of Long-term Debt
At December 31, 2022, the aggregate amounts of the Company’s existing long-term debt maturing in each of the next five fiscal years and thereafter were as follows:

Fiscal 2023	$—
Fiscal 2024	—
Fiscal 2025	—
Fiscal 2026	—
Fiscal 2027	10,000
Thereafter	1,435,000

$1,445,000